SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about useful lives of property plant and equipment [Text Block]
Depreciation is charged so as to write off the cost of assets other than freehold land and buildings and ships under construction over their estimated useful lives, using the straight-line method, on the following bases:

Office equipment and furniture and fittings	-	3 years
Plant and equipment	-	3 to 5 years
Motor vehicles	-	5 years
Ships	-	15 years
Drydocking	-	2.5 to 5 years